Merchandise Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2026
Merchandise Inventories, Net [Abstract]
Schedule of Merchandise Inventories, Net

Merchandise inventories, net consisted of the following:

	March 31, 2026	March 31, 2025
Luxury products	$10,620,771	$364,856
Beauty products	2,289,411	2,358,327
Other products	1,032,295	1,019,066
Health products	491,283	628,554
Merchandise inventories, net	$14,433,760	$4,370,803